COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES
Year ending December 31:
2015	$19,050
2016	76,200
2017	76,200
2018	25,400
Total	$196,850

Year ending December 31:
2015	$76,200
2016	76,200
2017	76,200
2018	25,400
Total	$254,000